Other Long-Term Liabilities (Details) - USD ($)	Jan. 26, 2026	Dec. 30, 2025	Dec. 20, 2025	Oct. 31, 2025	Sep. 18, 2025	Jul. 31, 2025	Jul. 16, 2025	Dec. 31, 2025	Jun. 23, 2025
First Guayabales Option [Member]
Other Long-Term Liabilities [Line Items]
Consideration transferred, acquisition-date fair value									$ 9,833,334
Discount rate used in current estimate of value in use									9.25%
Consideration Transferred Acquisition Amount After Discount									$ 9,328,931
Remaining Balance Of Acquisition Amount								$ 3,533,334
Payment Of Acquisition On Remaining Balance		$ 1,444,445	$ 588,889
First Guayabales Option [Member] | First Guayabales Option [Member]
Other Long-Term Liabilities [Line Items]
Long Term Liability Outstanding Agreement	$ 1,425,561
Other mining concessions [Member]
Other Long-Term Liabilities [Line Items]
Consideration transferred, acquisition-date fair value							$ 750,000
Discount rate used in current estimate of value in use							9.25%
Amount presented in other comprehensive income realised at derecognition of financial liability							$ 703,401
Consideration Transferred On Acquisition Initial Instalment Amount						$ 375,000
Consideration Transferred On Acquisition Annual Instalment Amount Payable							$ 187,500
Long Term Liability outstanding Amount								$ 328,559
Lands [Member]
Other Long-Term Liabilities [Line Items]
Consideration transferred, acquisition-date fair value					$ 6,000,000
Discount rate used in current estimate of value in use					9.50%
Amount presented in other comprehensive income realised at derecognition of financial liability					$ 5,307,846
Consideration Transferred On Acquisition Initial Instalment Amount				$ 2,250,000
Consideration Transferred On Acquisition Annual Instalment Amount Payable					937,500
Long Term Liability outstanding Amount					$ 2,898,175
Subsequent Events [Member] | First Guayabales Option [Member]
Other Long-Term Liabilities [Line Items]
Payment Of Acquisition On Remaining Balance	$ 1,500,000